Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 5 - COMMITMENTS AND CONTINGENCIES

Master Services Agreement

In May 2018, the Company entered into an Amended and Restated Master Services Agreement (“Service Agreement”) with a clinical research organization (“CRO”), pursuant to which the CRO will perform certain services related to the management and execution of certain clinical trials involving RP-G28. The Services Agreement supersedes the Master Service Agreement, dated August 30, 2016, by and between the Company and the CRO. The precise services to be performed by the CRO under the Services Agreement will be mutually agreed upon by the parties in writing and set forth in one or more task orders. The Company is not obligated to purchase any minimum or specific volume or dollar amount of services under the Services Agreement.

The term of the Services Agreement is four years from the effective date of the Service Agreement unless earlier terminated. The Company may terminate the Services Agreement or any task without cause immediately upon giving the CRO notice of such termination. The CRO may terminate a task order if the Company has materially defaulted on its obligations under the Services Agreement or any task order and has not cured such material default with advance notice to the Company, as described in the Services Agreement.

Lease Agreement

On July 9, 2015, the Company entered into a lease with a California limited partnership, pursuant to which the Company leased approximately 2,780 square feet of office space in Los Angeles, California for its headquarters. The lease provides for a term of sixty-one (61) months, commencing on October 1, 2015. The Company paid no rent for the first month of the term and paid base rent of $9,174 per month for months 2 through 13 of the term, with increasing base rent for each twelve-month period thereafter under the term of the lease to a maximum of $10,325 per month for months 50 through 61. The base rent payments do not include the Company’s proportionate share of any operating expenses, including real estate taxes. The Company has the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term.

Rent expense, which is recognized on a straight-line basis over the lease term, was approximately $29,000 for each of the three months ended September 30, 2019 and 2018, and approximately $88,000 for each of the nine months ended September 30, 2019 and 2018 and is recorded in general and administrative expenses in the accompanying unaudited condensed statements of operations.

Legal

From time to time, the Company may be party to legal claims and proceedings that arise in the ordinary course of business, which may relate to our operations or assets. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. We do not believe that any individual legal claim or proceeding that is currently pending is material to the Company or that these claims and proceedings in the aggregate are material to the Company.

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Master Services Agreement

In May 2018, the Company entered into an Amended and Restated Master Services Agreement (“Service Agreement”) with a clinical research organization (“CRO”), pursuant to which the CRO will perform certain services related to the management and execution of certain clinical trials involving the Company’s lead product candidate, RP-G28. The Services Agreement supersedes the Master Service Agreement, dated August 30, 2016, by and between the Company and the CRO. The precise services to be performed by the CRO under the Services Agreement will be mutually agreed upon by the parties in writing and set forth in one or more task orders. The Company is not obligated to purchase any minimum or specific volume or dollar amount of services under the Services Agreement.

The term of the Services Agreement is four years from the effective date of the Service Agreement unless earlier terminated. The Company may terminate the Services Agreement or any task without cause immediately upon giving the CRO notice of such termination. The CRO may terminate a task order if the Company has materially defaulted on its obligations under the Services Agreement or any task order and has not cured such material default with advance notice to the Company, as described in the Services Agreement.

Lease Agreement

In July 2015, the Company entered into a lease with Century Park, a California limited partnership, pursuant to which we are leasing approximately 2,780 square feet of office space in Los Angeles, California for our headquarters. The lease provides for a term of sixty-one (61) months, commencing on October 1, 2015. We paid no rent for the first month of the term and will pay base rent of $9,174 per month for months 2 through 13 of the term, with increasing base rent for each twelve-month period thereafter under the term of the lease to a maximum of $10,325 per month for months 50 through 61. The base rent payments do not include our proportionate share of any operating expenses, including real estate taxes. We have the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term. We will recognize rent expense on a straight-line basis over the lease term.

Rent expense, recognized on a straight-line basis, was approximately $118,000 and $115,000 for the years ended December 31, 2018 and 2017, respectively, and is recorded in general and administrative expenses in the accompanying statements of operations.

The following table summarizes our lease obligations at December 31, 2018:

LEASE COMMITMENTS
Years ended December 31,	Operating Lease
2019	$120,898
2020	103,254
Total minimum lease payments	$224,152

Legal

From time to time, we are party to legal claims and proceedings that arise in the ordinary course of business, which may relate to our operations or assets. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation. We do not believe that any individual legal claim or proceeding that is currently pending is material to the Company or that these claims and proceedings in the aggregate are material to the Company.